Segments (Tables)	9 Months Ended	12 Months Ended
	Sep. 26, 2020	Dec. 28, 2019
Segment Reporting [Abstract]
Schedule of Revenue and Gross Profit by Segment

The Company generated revenue and gross profit by segment as follows:

	Q3 2020	Q3 2019	Q3 2020 YTD	Q3 2019 YTD
Commercial Staffing - US	$28,708	$31,644	$79,992	$94,280
Professional Staffing - US	5,188	9,387	19,778	28,449
Professional Staffing - UK	14,744	26,289	50,923	91,915
Total Revenue	$48,640	$67,320	$150,693	$214,644

Commercial Staffing - US	$4,642	$5,107	$12,552	$14,823
Professional Staffing - US	1,664	3,701	6,598	10,904
Professional Staffing - UK	2,017	3,677	7,375	10,968
Total Gross Profit	$8,323	$12,485	$26,525	$36,695

Selling, general and administrative expenses	$(9,391)	$(11,361)	$(28,609)	$(32,552)
Depreciation and amortization	(768)	(867)	(2,312)	(2,621)
Impairment of goodwill	—	—	(2,969)	—
Interest expense and amortization of debt discount and deferred financing costs	(1,746)	(2,059)	(6,277)	(5,977)
Re-measurement gain (loss) on intercompany note	442	(467)	(348)	(484)
Gain on business sale	220	—	220	—
Gain on settlement of deferred consideration	—	1,138	—	1,985
Other income	161	51	122	308
Loss Before Provision for Income Tax	$(2,759)	$(1,080)	$(13,648)	$(2,646)

As of September 26, 2020 and December 28, 2019, the Company has assets in the U.S. and the U.K. as follows:

	September 26,	December 28,
	2020	2019
United States	$73,189	$74,671
United Kingdom	12,112	14,170
Total Assets	$85,301	$88,841

In December 2017, the Company reorganized its operations into three reportable segments: Commercial – US; Professional – US and Professional - UK.

	Fiscal 2019	Fiscal 2018
Commercial Staffing – US	$127,330	$107,318
Professional Staffing – US	37,294	49,752
Professional Staffing – UK	113,854	103,856
Total Revenue	$278,478	$260,926

Commercial Staffing – US	$20,080	$17,496
Professional Staffing – US	14,081	15,610
Professional Staffing – UK	14,148	15,199
Total Gross Profit	$48,309	$48,304

Selling, general and administrative expenses	$(44,327)	$(43,579)
Depreciation and amortization	(3,369)	(3,124)
Operating expenses – restructuring	10	57
Interest expense	(7,628)	(8,386)
Amortization of debt discount and deferred financing costs	(857)	(580)
Change in fair value of warrant liability	-	879
Re-measurement gain (loss) on intercompany note	383	(686)
Gain from sale of business	-	238
Gain on settlement of deferred consideration	1,924	-
Other expense	326	398
Loss Before Provision for Income Tax	$(5,229)	$(6,479)

For Fiscal 2019 and Fiscal 2018, the Company generated revenue in the U.S., the U.K. and Canada as follows:

	Fiscal 2019	Fiscal 2018
United States	$164,624	$157,070
United Kingdom	113,854	103,856
Total Revenue	$278,478	$260,926

For the period ended Fiscal 2019 and Fiscal 2018, the Company has assets in the U.S., the U.K. and Canada as follows:

	Fiscal 2019	Fiscal 2018
United States	74,671	$70,390
United Kingdom	$14,170	26,047
Total Assets	$88,841	$96,437

For the period ended Fiscal 2019 and Fiscal 2018, the Company has goodwill in the U.S. and the U.K. as follows:

	Fiscal 2019	Fiscal 2018
United States	$16,630	$16,630
United Kingdom	14,419	15,431
Total Goodwill	$31,049	$32,061

Schedule of Disaggregates Revenues by Segments

The following table disaggregates revenues by segments:

	Q3 2020
	Commercial Staffing - US	Professional Staffing - US	Professional Staffing - UK	Total
Permanent Revenue	$171	$600	$692	$1,463
Temporary Revenue	28,537	4,588	14,052	47,177
Total	$28,708	$5,188	$14,744	$48,640

	Q3 2019
	Commercial Staffing - US	Professional Staffing - US	Professional Staffing - UK	Total
Permanent Revenue	$104	$1,953	$1,442	$3,499
Temporary Revenue	31,540	7,434	24,847	63,821
Total	$31,644	$9,387	$26,289	$67,320

	Q3 2020 YTD
	Commercial Staffing - US	Professional Staffing - US	Professional Staffing - UK	Total
Permanent Revenue	$281	$2,676	$2,586	$5,543
Temporary Revenue	79,711	17,102	48,337	145,150
Total	$79,992	$19,778	$50,923	$150,693

	Q3 2019 YTD
	Commercial Staffing - US	Professional Staffing - US	Professional Staffing - UK	Total
Permanent Revenue	$201	$5,430	$3,204	$8,835
Temporary Revenue	94,079	23,019	88,711	205,809
Total	$94,280	$28,449	$91,915	$214,644